SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2023
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The partnership’s operations are organized into four operating segments which are regularly reviewed by the Chief Operating Decision Maker (“CODM”) for the purpose of allocating resources to the segment and to assess its performance. The CODM uses adjusted earnings from operations (“Adjusted EFO”) to assess performance and make resource allocation decisions. Adjusted EFO allows the CODM to evaluate the partnership’s segments on the basis of return on invested capital generated by its operations and to evaluate the performance of its segments on a levered basis. Adjusted EFO is calculated as net income and equity accounted income at the partnership’s economic ownership interest in consolidated subsidiaries and equity accounted investments, respectively, excluding the impact of depreciation and amortization expense, deferred income taxes, transaction costs, restructuring charges, unrealized revaluation gains or losses, impairment expenses or reversals and other income or expense items that are not directly related to revenue generating activities. The partnership’s economic ownership interest in consolidated subsidiaries excludes amounts attributable to non-controlling interests consistent with how the partnership determines net income attributable to non-controlling interests in its unaudited interim condensed consolidated statements of operating results. In order to provide additional insight regarding the partnership’s operating performance over the lifecycle of an investment, Adjusted EFO includes the impact of preferred equity distributions and realized disposition gains or losses recorded in net income, other comprehensive income, or directly in equity, such as ownership changes. Adjusted EFO does not include legal and other provisions that may occur from time to time in the partnership’s operations and that are one-time or non-recurring and not directly tied to the partnership’s operations, such as those for litigation or contingencies. Adjusted EFO includes expected credit losses and bad debt allowances recorded in the normal course of the partnership’s operations.
Other income (expense), net in the partnership’s unaudited interim condensed consolidated statements of operating results includes amounts that are not related to revenue generating activities, and are not normal, recurring operating income and expenses necessary for business operations. These include revaluation gains and losses, transaction costs, restructuring charges, stand-up costs and business separation expenses, gains or losses on debt extinguishments or modifications, gains or losses on dispositions of property, plant and equipment, non-recurring and one-time provisions that may occur from time to time at one of the partnership’s operations that are not reflective of normal operations, and other items. Other income (expense), net included within Adjusted EFO in the tables below corresponds to items of other income (expense), net at the partnership’s economic ownership interest that are considered by the partnership when evaluating operating performance and returns on invested capital generated by its businesses and may include realized revaluation gains and losses, realized gains or losses on the disposition of property, plant and equipment, and other items. Refer to the footnotes to the tables below for additional details on items included therein.
Gain (loss) on acquisitions/dispositions, net in Adjusted EFO reflects the partnership’s economic ownership interest in the gains or losses on acquisitions/dispositions recognized during the period in unaudited interim condensed consolidated statements of operating results that are considered by the partnership when evaluating the performance and returns on invested capital generated by its businesses.
Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO corresponds to the partnership’s economic ownership interest in gains and losses recorded in the unaudited interim condensed consolidated statements of changes in equity that have been realized through a completed disposition, including material realized disposition gains or losses that may be recorded in equity on the partial disposition of a subsidiary where the partnership retains control and through the sale of an investment in securities accounted for as financial assets measured at fair value with changes in fair value recorded in other comprehensive income.
The following tables provide each segment’s results at the partnership’s economic ownership interest, in the format that the CODM organizes reporting segments to make resource allocation decisions and assess performance. Amounts attributable to non-controlling interests are calculated based on the economic ownership interests held by non-controlling interests in consolidated subsidiaries. The tables below reconcile the partnership’s economic ownership interest in its consolidated results to the partnership’s unaudited interim condensed consolidated statements of operating results.

	Three Months Ended June 30, 2023
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$2,255	$789	$1,084	$—	$4,128	$9,378	$13,506
Direct operating costs (2)	(2,004)	(574)	(868)	(3)	(3,449)	(7,974)	(11,423)
General and administrative expenses	(43)	(43)	(36)	(26)	(148)	(250)	(398)
Gain (loss) on acquisitions / dispositions, net (3)	22	—	—	—	22	65	87
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)	8	—	—	—	8	23	31
Other income (expense), net (5)	—	6	1	—	7	9	16
Interest income (expense), net	(79)	(109)	(104)	(34)	(326)	(606)	(932)
Current income tax (expense) recovery	(51)	(6)	(24)	—	(81)	(186)	(267)
Preferred equity distributions	—	—	—	(22)	(22)	22	—
Equity accounted Adjusted EFO (6)	11	25	10	—	46	29	75
Adjusted EFO	119	88	63	(85)	185
Depreciation and amortization expense (2)(7)					(294)	(613)	(907)
Impairment reversal (expense), net					(3)	(4)	(7)
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)					(8)	(23)	(31)
Other income (expense), net (5)					16	106	122
Deferred income tax (expense) recovery					90	126	216
Non-cash items attributable to equity accounted investments(6)					(34)	(13)	(47)
Net income (loss)					$(48)	$89	$41
(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $12,330 million as per the unaudited interim condensed consolidated statements of operating results.
(3)Gain (loss) on acquisitions/dispositions, net recorded in Adjusted EFO of $22 million represents the partnership’s economic ownership interest of gains on dispositions related to the partnership’s dealer software and technology services operations’ sale of a non-core division servicing the heavy equipment sector.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $8 million represents the partnership's economic ownership interest of realized gains related to secured debentures.
(5)The sum of these amounts equates to other income (expense), net of $138 million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $16 million includes, $44 million of net gains on debt modification and extinguishment, $20 million of business separation expenses, stand-up costs and restructuring charges, $17 million of transaction costs, $19 million of net revaluation gains and $10 million of other expense.
(6)The sum of these amounts equates to equity accounted income (loss), net of $28 million as per the unaudited interim condensed consolidated statements of operating results.
(7)For the three months ended June 30, 2023, depreciation and amortization expense by segment is as follows: business services $252 million, infrastructure services $301 million, industrials $354 million, and corporate and other $nil.

	Six Months Ended June 30, 2023
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$4,465	$1,601	$2,237	$—	$8,303	$18,961	$27,264
Direct operating costs (2)	(3,971)	(1,160)	(1,780)	(11)	(6,922)	(16,067)	(22,989)
General and administrative expenses	(88)	(86)	(73)	(52)	(299)	(500)	(799)
Gain (loss) on acquisitions / dispositions, net (3)	89	6	—	—	95	73	168
Gain (loss) on acquisitions / dispositions, net in equity (4)	14	—	64	—	78	147	225
Other income (expense), net (5)	—	6	2	—	8	11	19
Interest income (expense), net	(140)	(212)	(201)	(65)	(618)	(1,179)	(1,797)
Current income tax (expense) recovery	(59)	(30)	(44)	7	(126)	(267)	(393)
Distributions attributable to preferred equity in operating subsidiaries	—	—	—	(44)	(44)	44	—
Equity accounted Adjusted EFO (6)	22	49	20	—	91	65	156
Adjusted EFO	332	174	225	(165)	566
Depreciation and amortization expense (2)(7)					(586)	(1,221)	(1,807)
Impairment reversal (expense), net					(3)	(4)	(7)
Gain (loss) on acquisitions / dispositions, net in equity (4)					(78)	(147)	(225)
Other income (expense), net (5)					83	165	248
Deferred income tax (expense) recovery					115	169	284
Non-cash items attributable to equity accounted investments(6)					(71)	(32)	(103)
Net income (loss)					$26	$218	$244
(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO, and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $24,796 million as per the unaudited interim condensed consolidated statements of operating results.
(3)Gain (loss) on acquisitions/dispositions, net recorded in Adjusted EFO of $95 million represents the partnership’s economic ownership interest of gains relating to $67 million from the disposition of the partnership’s residential property management operations, $22 million from the dispositions related to the partnership’s dealer software and technology services operations sale of a non-core division servicing the heavy equipment sector, and $6 million from the disposition of the partnership’s nuclear technology services operations’ power delivery business.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $78 million represents the partnership’s economic interest of gains of $8 million related to secured debentures and $70 million related to the partnership’s economic ownership interest of gains on disposition of the partnership’s public securities.
(5)The sum of these amounts equates to other income (expense), net of $267 million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $83 million includes $147 million of net gains on debt modification and extinguishment, $34 million of business separation expenses, stand-up costs and restructuring charges, $26 million of transaction costs, $18 million of net revaluation gains, and $22 million of other expense.
(6)The sum of these amounts equates to equity accounted income (loss), net of $53 million as per the unaudited interim condensed consolidated statements of operating results.
(7)For the six months ended June 30, 2023, depreciation and amortization expense by segment is as follows: business services $505 million, infrastructure services $604 million, industrials $698 million, and corporate and other $nil.

	Three Months Ended June 30, 2022
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$2,468	$706	$1,120	$—	$4,294	$10,313	$14,607
Direct operating costs (2)	(2,296)	(507)	(906)	(6)	(3,715)	(9,187)	(12,902)
General and administrative expenses	(34)	(33)	(33)	(26)	(126)	(180)	(306)
Gain (loss) on acquisitions / dispositions, net recorded in equity (3)	19	—	—	—	19	—	19
Other income (expense), net (4)	—	9	—	—	9	14	23
Interest income (expense), net	(18)	(70)	(81)	(18)	(187)	(369)	(556)
Current income tax (expense) recovery	(14)	(6)	(17)	16	(21)	(54)	(75)
Equity accounted Adjusted EFO (5)	13	25	18	—	56	28	84
Adjusted EFO	138	124	101	(34)	329
Depreciation and amortization expense (2)(6)					(262)	(514)	(776)
Impairment expense, net					41	37	78
Gain (loss) on acquisitions / dispositions, net recorded in equity (3)					(19)	—	(19)
Other income (expense), net (4)					(87)	(154)	(241)
Deferred income tax (expense) recovery					165	222	387
Non-cash items attributable to equity accounted investments(5)					(30)	(13)	(43)
Net income (loss)					$137	$143	$280
(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shares.
(2)The sum of these amounts equates to direct operating costs of $13,678 million as per the unaudited interim condensed consolidated statements of operating results.
(3)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $19 million represents the partnership’s economic ownership interest in gains (losses) on disposition related to the sale of a financial asset measured at FVOCI.
(4)The sum of these amounts equates to other income (expense), net of $(218) million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(87) million includes $45 million of net unrealized revaluation losses, $14 million of business separation expenses, stand-up costs and restructuring charges, $19 million of transaction costs and $9 million of other expenses.
(5)The sum of these amounts equates to equity accounted income (loss), net of $41 million as per the unaudited interim condensed consolidated statements of operating results.
(6)For the three months ended June 30, 2022, depreciation and amortization expense by segment is as follows: business services $108 million, infrastructure services $340 million, industrials $328 million, and corporate and other $nil.

	Six Months Ended June 30, 2022
	Total attributable to Unitholders					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$4,742	$1,318	$2,227	$—	$8,287	$19,747	$28,034
Direct operating costs (2)	(4,455)	(908)	(1,787)	(12)	(7,162)	(17,637)	(24,799)
General and administrative expenses	(64)	(62)	(65)	(53)	(244)	(360)	(604)
Gain (loss) on acquisitions / dispositions, net recorded in equity (3)	19	—	—	—	19	—	19
Other income (expense), net (4)	1	(1)	—	—	—	(1)	(1)
Interest income (expense), net	(43)	(117)	(149)	(29)	(338)	(678)	(1,016)
Current income tax (expense) recovery	(22)	(10)	(39)	29	(42)	(112)	(154)
Equity accounted Adjusted EFO (5)	20	43	36	—	99	55	154
Adjusted EFO	198	263	223	(65)	619
Depreciation and amortization expense (2)(6)					(494)	(976)	(1,470)
Gain (loss) on acquisitions / dispositions, net recorded in equity (3)					(19)	—	(19)
Impairment reversal (expense), net					41	37	78
Other income (expense), net (4)					(115)	(201)	(316)
Deferred income tax (expense) recovery					168	259	427
Non-cash items attributable to equity accounted investments(5)					(47)	(16)	(63)
Net income (loss)					$153	$117	$270
(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO, and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $26,269 million as per the unaudited interim condensed consolidated statements of operating results.
(3)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $19 million represents the partnership’s economic interest in gains (losses) on disposition related to the sale of a financial asset measured at FVOCI.
(4)The sum of these amounts equates to other income (expense), net of $(317) million as per the unaudited interim condensed consolidated statements of operating results. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(115) million includes $47 million of net unrealized revaluation losses, $26 million of business separation expenses, stand-up costs and restructuring charges, $28 million of transaction costs, and $14 million of other expense.
(5)The sum of these amounts equates to equity accounted income (loss), net of $91 million as per the unaudited interim condensed consolidated statements of operating results.
(6)For the six months ended June 30, 2022, depreciation and amortization expense by segment is as follows: business services $214 million, infrastructure services $591 million, industrials $665 million, and corporate and other $nil.
Segment Assets
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors assets, including investments accounted for using the equity method, attributable to each segment.
The following table presents the partnership’s assets by reportable operating segment as at June 30, 2023 and December 31, 2022:

(US$ MILLIONS)	As at June 30, 2023	As at December 31, 2022
Business services	$38,565	$37,939
Infrastructure services	23,367	22,606
Industrials	28,135	28,112
Corporate and other	247	593
Total	$90,314	$89,250